TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	$ 183,296	$ 212,690
Other payables:
Contract liabilities	8,366	6,540
Wages, salaries and related expenses	13,319	24,539
Provision for vacation	1,922	1,869
Institutions	1,603	1,659
Interest to pay	1,757	1,504
Pledged deposits	284	362
Others	1,847	7,882
Total other payables	$ 29,098	$ 44,355